Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of the Major Related Parties and their Relationships

The table below sets forth the major related parties and their relationships with the Group as at December 31, 2023:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries other than the entities controlled by the Group (“Tencent Group”)	The Company’s principal owner
China Literature Limited (“China Literature”)	Tencent’s subsidiary

Disclosure of Transactions Between Related Parties

For the years ended December 31, 2021, 2022 and 2023, significant related party transactions were as follows:

	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Revenue
Online music services to Tencent Group (note i)	364	338	172
Online music services to the Company’s associates and associates of Tencent Group	412	276	397
Social entertainment services and others to Tencent Group, the Company’s associates and associates of Tencent Group	170	71	55
Expenses
Operating expenses recharged by Tencent Group	1,260	1,272	1,188
Advertising agency cost to Tencent Group	652	556	755
Content royalties to Tencent Group, the Company’s associates and associates of Tencent Group (note ii)	541	612	796
Other costs to the Company’s associates and associates of Tencent Group	176	68	26

Notes:

(i)
Including revenue from content sublicensing, online advertising and subscriptions provided to Tencent Group pursuant to the Business Cooperation Agreement, which was renewed in August 2023.
(ii)
In March 2020, the Group signed a five-year strategic partnership with China Literature for derivative content in the form of audiobooks of online literary works, with an aggregate total minimum guarantee payable to China Literature of RMB250 million, and any excess portion will be shared based on a pre-determined percentage. The present value of the minimum guarantee of RMB227 million was recognized as intangible assets in March 2020. Amortization expense for the years ended December 31, 2021 and 2022 was included in the content royalties to Tencent Group presented above.

In September 2022, the Group revised the strategic partnership arrangement with China Literature as revenue-sharing arrangement, the residual minimum guarantee profit sharing payable amounted to RMB150 million was cancelled, and the related intangible assets was derecognized correspondingly.

Summary of Balance with Related Parties
(b)
Balances with related parties

	As at December 31,
	2022	2023
	RMB’million	RMB’million
Included in accounts receivable from related parties:
Tencent Group (note)	1,760	1,824
The Company’s associates and associates of Tencent Group	84	21
Included in prepayments, deposits and other assets from related parties:
Tencent Group	72	54
The Company’s associates and associates of Tencent Group	87	121
Included in accounts payable to related parties:
Tencent Group	1,231	667
The Company’s associates and associates of Tencent Group	190	269
Included in other payables and accruals to related parties:
Tencent Group	469	491
The Company’s associates and associates of Tencent Group	22	2

Disclosure of Information About Key Management Personnel	(c) Key management personnel compensation

	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Short-term employee benefits	70	69	68
Share-based compensation	153	135	95
	223	204	163